13F-HR
			03/31/2005

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	May 11, 2005



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  41
Form 13F Information Table Value Total:  $219,467(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN
CALLDSCRETN MANAGERS SOLE SHARED NONE AFFORDABLE RESIDENTIAL COM
008273104 4048 320000SH DEFINED 01 320000 0 0 AKAMAI TECHNOLOGIES COM 00971T101 5081 399143SH DEFINED 01 399143 ALDERWOODS COM 014383103 29013
2332253SH DEFINED 01 2332253 AMKOR TECHNOLOGY COM 031652100 1106 286486SH
DEFINED 01 286486 APARTMENT INVESTMENT COM 03748R101 5163 138800SH
DEFINED 01 138800 ASHFORD HOSPITALITY TRUST COM 044103109 1989 195000SH DEFINED 01 195000 AVAYA, INC COM 053499109 203 17357SH DEFINED 01 17357 AVICI
SYSTEMS INC COM 05367L802 4 850SH DEFINED 01 850 AXIS CAPITAL HOLDINGS
LIMITED COM G0692U109 1939 71700SH DEFINED 01 71700 BLOUNT INTERNATIONAL
COM 095180105 6659 392159SH DEFINED 01 392159 CABELA'S INCORPORATED SER A
COM 126804301 7244 351137SH DEFINED 01 351137 CIENA CORP COM 171779101 193
112110SH DEFINED 01 112110 CNET NETWORKS, INC. COM 12613R104 154 16307SH
DEFINED 01 16307 CONCURRENT COMPUTER CORP COM 206710204 3555 1725938SH
DEFINED 01 1725938 CONSECO INC COM 208464883 1941 95053SH DEFINED 01 95053
CRITICAL THERAPEUTICS COM 22674T105 2903 427524SH DEFINED 01 427524 EL PASO NATURAL GAS PFD 283678209 6841 380000SH DEFINED 01 380000 EQUITY OFFICE
PPTY COM 294741103 0 1SH DEFINED 01 1 EXELIXIS INC COM 30161Q104 115 16890SH DEFINED 01 16890 EXTRA SPACE STORAGE INC COM 30225T102 3036 224900SH
DEFINED 01 224900 EYETECH PHARMACEUTICALS COM 302297106 4525 164529SH
DEFINED 01 164529 FORD MOTOR CO CAP PFD 345395206 6919 140000SH DEFINED 01 140000 GENERAL ELECTRIC CO COM 369604103 9119 252876SH DEFINED 01 252876
GENERAL MTRS CORP PFD 370442733 8966 480000SH DEFINED 01 480000 GLOBAL CROSSING COM G3921A175 0 7742SH DEFINED 01 7742 GRAMERCY CAPITAL CORP
COM 384871109 5363 275000SH DEFINED 01 275000 HOME PROPERTIES OF NY COM 437306103 1940 50000SH DEFINED 01 50000 IOWA TELECOMMUNICATIONS COM
462594201 10599 543513SH DEFINED 01 543513 LEADIS TECHNOLOGY, INC COM 52171N103 120 20000SH DEFINED 01 20000 LODGIAN INC COM 54021P403 2563 250000SH
DEFINED 01 250000 LUCENT TECHNOLOGIES COM 549463107 573 208295SH DEFINED
01 208295 MARCONI CORPORATION PLC COM 56630M101 10689 1049234SH DEFINED 01 1049234 MCI INC COM 552691107 19951 801237SH DEFINED 01 801237 NEWCASTLE
INVESTMENT COM 65105M108 3996 135000SH DEFINED 01 135000 PARAMETRIC
TECHNOLOGY COM 699173100 21 3694SH DEFINED 01 3694 POST PROPERTIES, INC
COM 737464107 9312 300000SH DEFINED 01 300000 SIMON PROPERTY GROUP PFD 828806802 17203 295000SH DEFINED 01 295000 U STOREIT TRUST COM 91274F104 3546
203800SH DEFINED 01 203800 VASTERA INC COM 92239N109 1727 589323SH DEFINED
01 589323 VIACOM INC CLASS B COM 925524308 18456 529877SH DEFINED 01 529877
WASHINGTON GRP INT'L COM 938862208 2697 59954SH DEFINED 01 59954